Leases - Schedule of Estimated Undiscounted Future Lease Payments (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Lessee, Lease, Description [Line Items]
2021		$ 69,726
2021 (excluding the three months ended March 31, 2021)	$ 48,896
2022	63,790	62,035
2023	57,698	56,389
2024	50,593	49,251
2025	41,898	40,436
Thereafter	108,110	103,101
Total undiscounted future cash flows	370,985	380,938
Less: Imputed Interest	(72,638)	(74,553)
Present value of future cash flows	298,347	306,385	$ 306,400
Presentation on Balance Sheet
Current	48,182	52,395
Non-current	$ 250,165	$ 253,990